Notes to the Consolidated Statements of Cash Flows - Summary of cash inflows and outflows from financing activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019
Group equity
Share capital, ending balance	€ 46.5	€ 17.6		€ 17.6
Share capital, cash inflow	11.6
Share capital, other non cash items	5.6
Share capital, conversion	11.6
Share capital, beginning balance	17.6	17.6		17.6
Share capital- not registered, Beginning Balance	3.6	0.0
Share capital- not registered, Other non-cash items		2.0
Share capital- not registered, Conversion	(3.6)	1.7
Share capital- not registered, Ending Balance		3.6		0.0
Capital reserve, beginning balance	558.4	370.4		367.3
Capital reserve, cash outflow	(5.9)
Capital reserve, cash inflow	391.1
Capital reserve, other non-cash items	399.6	114.3		3.1
Capital reserve, conversion	(8.0)	73.8
Capital reserve, ending balance	1,335.2	558.4		370.4
Non-controlling interests, beginning balance	0.0	24.4		26.0
Non-controlling interests, cash outflow		(4.6)		(0.4)
Non-controlling interests, Other non-cash items		(19.7)		(1.2)
Non-controlling interests, ending balance		0.0		24.4
Non-current financial liabilities
Liabilities to other, beginning balance
Liabilities to other, cash inflow	80.1
Liabilities to other, ending balance	80.1
Lease liabilities, Beginning Balance	49.9	27.6		30.3
Lease liabilities, Cash outflow	(3.3)	(1.0)
Lease liabilities, Other non-cash items	54.1	22.8		(3.1)
Lease liabilities, Business combinations	22.8	0.5		0.4
Lease liabilities, Ending Balance	123.4	49.9		27.6
Liabilities to financial institutions, Beginning Balance	80.4	34.6		10.0
Liabilities to financial institutions, Cash outflow	(77.6)	(30.5)		(0.3)
Liabilities to financial institutions, Cash inflow	25.0	75.0		32.0
Liabilities to financial institutions, Other non-cash items	(1.5)	1.3		(7.1)
Liabilities to financial institutions, Business combinations	77.5
Liabilities to financial institutions, Ending Balance	103.7	80.4		34.6
Convertible loan, Beginning Balance	0.0	73.9
Convertible loan, Other non-cash items		1.5
Convertible loan, Conversion		(75.4)
Convertible loan, Ending Balance		0.0		73.9
Financial liabilities to shareholders (including accrued interest), Cash outflow				(19.7)
Financial liabilities to shareholders (including accrued interest), Conversion				(49.9)
Financial liabilities to shareholders						€ 69.5
Convertible loan 2, Beginning balance		49.3		0.0
Convertible loan 2, Other non-cash items				(0.6)
Convertible loan 2, Conversion				49.9
Convertible loan 2, Ending balance				49.3
Convertible loan 1, Beginning Balance		24.6		0.0
Convertible loan 1, Cash inflow				24.4
Convertible loan 1, Other non-cash items				0.2
Convertible loan 1, Ending balance				24.6
Other current financial liabilities
Lease liabilities, Beginning Balance	11.0	8.0		7.0
Lease liabilities, Cash outflow	(16.2)	(9.5)		(7.8)
Lease liabilities, Other non-cash items	23.7	12.3		8.8
Lease liabilities, Business combinations	2.2	0.2		0.1
Lease liabilities, Ending Balance	20.7	11.0		8.0
Liabilities to financial institutions, Beginning Balance	1.3	10.0		1.0
Liabilities to financial institutions, Cash outflow	(1.0)	(7.5)		(1.0)
Liabilities to financial institutions, Cash inflow	2.0			2.8
Liabilities to financial institutions, Other non-cash items	2.0	(1.2)		7.2
Liabilities to financial institutions, Ending Balance	4.2	1.3		10.0
Other loans, Beginning Balance	0.7	0.5		0.9
Other loans, Cash outflow	(0.7)			(0.4)
Other loans, Cash inflow		0.2
Other loans, Ending Balance		0.7		0.5
Financial liabilities to equity holders (including accrued interest), Beginning Balance	0.0	1.3		5.5
Financial liabilities to equity holders (including accrued interest), Cash outflow		(1.3)		(5.5)
Financial liabilities to equity holders (including accrued interest), Other non- cash item				1.3
Financial liabilities to equity holders (including accrued interest), Ending Balance		0.0		1.3
Balance, Beginning Balance	723.0	568.3		535.1
Balance, Cash outflow	(104.7)	(54.4)		(35.1)
Balance, Cash inflow	509.8	75.2		59.2
Balance, Other non-cash items	483.5	133.2		8.6
Balance, Business combinations	102.5	0.7		0.5
Balance, Ending Balance	1,713.9	723.0		568.3
Net finance costs, Beginning Balance	(13.1)	(6.7)
Net finance costs, Cash outflow	(5.9)	(3.6)
Net finance costs, Other non-cash items	(7.2)	(3.2)
Interest expense				(8.6)
Interest expense, cash outflow				(4.4)
Interest expense, Other non cash items				(4.3)
Profit and loss statement, beginning balance	(13.1)	(6.7)		(8.6)
Profit and loss statement, Cash outflow	(5.9)	(3.6)		(4.4)
Profit and loss statement, Other non-cash items	(7.2)	(3.2)		(4.3)
Proceeds from the recapitalization	23.6	0.0	[1]	0.0	[1]
Cash flow from financing activities, Cash outflow	(110.6)	(58.0)		(39.5)
Cash flow from financing activities, Cash inflow	€ 533.4	€ 75.2		€ 59.2

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.